UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	2/28/10

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
38	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2009, through February 28, 2010.

Municipal markets began the reporting period in the midst of a broad-based rebound in security prices, supported in part by The American Recovery and Reinvestment Act of 2009.The Act has had a noticeable impact on the municipal bond market, helping to provide credit stability and aiding supply-and-demand dynamics. And as improving municipal bond market conditions and investor sentiment prevailed, high-yield securities profited the most during the recent fixed income market rally as investors sought higher yields to a greater extent than the price stability that higher-quality issuers offered.

We recently have seen yield differences along the municipal bond market’s maturity range widen, which may be an indication of investors’ anticipation of the next phase of the economic cycle. As for the municipal bond market outlook, we believe investors may choose to consider a more selective approach as select state and local municipalities plan for projected budget shortfalls. As always, your financial advisor can help you identify potential opportunities and recommend appropriate ways for you to align them with your current tax-managed needs, future goals and attitude toward risk.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2009, through February 28, 2010, as provided by James Welch and Daniel Marques, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2010, Dreyfus Municipal Bond Fund produced a total return of 4.49%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 4.13%.2

Municipal bonds generally rallied over the reporting period amid robust demand for a limited supply of securities. The fund’s returns were higher than its benchmark, primarily due to strong security selections among corporate- and revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus.3 The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded with U.S. Economy

The reporting period began in the wake of the deepest and most prolonged recession since the 1930s, in which plunging housing markets, rising unemployment and declining consumer confidence took a steep toll on economic activity. Although the U.S. economy returned to growth during the third and fourth quarters of 2009, the pace of economic improvement proved to be slower than historical averages.

As had been the case since early 2009, the municipal bond rally during the reporting period was fueled by changing investor sentiment while government and monetary authorities’ aggressive remedial measures gained traction.The American Recovery and Reinvestment Act of 2009 helped revive economic activity,and massive purchases of mortgage- and asset-backed securities bolstered the credit markets. In addition, the municipal bond market was supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, which shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for tax-exempt securities intensified as investors sought alternatives to low yielding money market funds.

Despite evidence of economic improvement nationally, most states continued to struggle with budget shortfalls as tax revenues declined while demand for services intensified. In light of the sub-par economic recovery, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged throughout the reporting period in a historically low range between 0% and 0.25%.

In this environment, yields of longer-term municipal bonds continued to trend downward.Performance was particularly strong among lower-rated municipal bonds that had been punished severely during the downturn.

Security Selection Strategy Bolstered Fund Returns

The fund benefited over the reporting period from its holdings of corporate-backed municipal bonds, including those issued on behalf of airlines, industrial development projects and the states’ settlements of litigation with U.S. tobacco companies.We also found a number of opportunities meeting our investment criteria among bonds backed by revenues from airports, highways, water facilities and sewer facilities. Conversely, we maintained underweighted exposure to general obligation bonds issued by state governments.

As valuations of lower-rated bonds expanded, we gradually upgraded the fund’s overall credit quality, reducing its holdings of BBB-rated bonds in favor of bonds rated A or better. Given steep yield differences along the market’s maturity spectrum, the fund benefited from its focus on securities in the 25-year range, which gained value as they moved closer to final maturity.

Supply-and-Demand Factors May Remain Favorable

Although municipal bonds appeared to be fairly valued relative to U.S. Treasury securities as of the reporting period’s end, we remain optimistic regarding their long-term prospects. Demand seems likely to remain robust as investors grow increasingly concerned regarding potential increases in state and federal income taxes. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the supply of new tax-exempt bonds relatively low. Of course, we are prepared to adjust our strategies as market conditions change.

March 15, 2010

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2009 to February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2010

Expenses paid per $1,000†	$3.75
Ending value (after expenses)	$1,044.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2010

Expenses paid per $1,000†	$3.71
Ending value (after expenses)	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.9%
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	3,500,000	3,513,685
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	12,939,450
Alaska—1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,689,087
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000 [a]	5,057,145
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,437,399
Arizona—3.2%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.85	3/1/28	7,750,000	7,749,690
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.88	3/1/33	27,570,000	27,569,724
Arizona Health Facilities
Authority, Revenue
(Banner Health)	6.00	1/1/30	11,000,000	11,305,360
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,244,340
California—18.0%
Bay Area Toll Authority,
San Francisco Bay Area
Toll Bridge Revenue	5.25	4/1/27	10,000,000	10,763,200

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000		12,143,670
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,681,125
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000		18,819,958
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		16,240,050
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		14,518,700
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed
Bonds (Kern County Tobacco
Funding Corporation)	6.25	6/1/37	6,100,000		5,219,038
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		6,797,840
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	20,500,000	[a]	22,690,630
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/16	6,330,000		6,834,248
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	17,350,000		18,769,056
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000	[a]	65,303
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	10,825,000		10,460,847
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000		12,798,240
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	5,000,000		4,627,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		7,992,995
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/42	60,655,000	[b]	7,146,979
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,254,032
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,499,850
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	15,000,000	[b]	12,904,500
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.50	6/1/13	28,495,000	[a]	32,448,966
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	29,435,000		27,167,033
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,790,000		5,234,275
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	10,000,000		6,724,400
Golden State Tobacco Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,415,000		1,780,749
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		10,996,052
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,618,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,528,360
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	10,000,000		10,638,600
San Mateo County Community
College District, GO
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/25	10,000,000	[b]	4,259,100
Colorado—.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000		7,771,140
Delaware—.4%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		6,941,317
District of Columbia—.4%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46 184,975,000		[b]	7,186,279
Florida—5.1%
Florida Department of
Environmental Protection,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/13	10,270,000		10,525,415
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	5.10	7/1/31	4,230,000		4,236,049
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	7,000,000		7,491,820
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000		5,747,388

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[a]	315,586
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,066,250
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000	[c]	5,007,900
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,224,600
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000		10,575,970
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	12/1/12	2,090,000	[a]	2,374,616
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000		19,048,571
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000		10,397,023
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		5,976,900
Georgia—3.3%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		10,743,300
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000		5,706,690
Atlanta Development Authority,
Student Housing Revenue (ADA/CAU
Partners, Inc. Project at Clark
Atlanta University) (Insured; ACA)	6.25	7/1/14	3,810,000		3,584,600

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	3,600,000		3,360,456
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		10,384,709
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	11,630,000	[a]	12,161,607
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000	[a]	6,095,673
Private Colleges and Universities
Authority, Revenue (Mercer
University Project) (Prerefunded)	5.75	10/1/11	6,000,000	[a]	6,614,880
Idaho—.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	7,650,000		7,659,486
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,629,575
Illinois—4.7%
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000		16,064,250
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000		22,555,394
Illinois,
GO	5.00	1/1/25	5,000,000	[c]	5,237,350
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,646,370
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000	[a]	26,246,823

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Health Facilities
Authority, Revenue
(Advocate Health Care
Network) (Prerefunded)	6.13	11/15/10	10,000,000 [a]	10,416,000
Kansas—1.1%
Wichita,
Hospital Facilities Improvement
Revenue (Christi Health System)	5.50	11/15/26	7,000,000	7,119,420
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,402,920
Kentucky—.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,474,541
Louisiana—.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,057,320
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,885,515
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,181,550
Maryland—.7%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,008,800
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,556,150
Massachusetts—1.7%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/24	12,000,000	13,474,200

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	6,029,688
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,627,200
Michigan—1.4%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,388,240
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	7,500,000	6,375,075
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,978,900
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	5,605,000	4,969,225
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	4,050,000	4,241,120
Missouri—.9%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,372,700
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.63	7/1/11	5,000,000 [a]	5,343,250
Nebraska—2.4%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	42,210,545

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada—1.1%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,188,750
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	3,000,000	2,792,010
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	11,953,680
New Hampshire—.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,742,730
New Jersey—8.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,211,010
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	11,120,000	11,010,579
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; National
Public Finance Guarantee Corp.)	6.40	5/1/32	39,140,000	39,171,312
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	10,000,000	10,593,400
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured;
AMBAC) (Prerefunded)	5.75	9/15/10	11,500,000 [a]	11,856,845

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000		9,039,135
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/20	12,645,000		14,767,843
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000		15,347,965
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,235,000		4,978,171
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	3,000,000	[a]	3,548,790
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	12,065,000	[a]	14,364,348
New Mexico—.5%
New Mexico Finance Authority,
State Transportation Senior Lien
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	6/15/20	8,000,000		8,876,000
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue (Collateralized:
FNMA and GNMA)	6.80	1/1/26	645,000		677,624
New York—10.9%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[d,e]	27,000,875
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,164,420
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/12	10,000,000		11,299,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000	30,114,229
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	20,119,464
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	8,250,000	8,447,918
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,449,400
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	9,711,900
New York City,
GO	5.75	3/1/18	7,800,000	8,697,936
New York City,
GO	5.25	8/15/24	18,500,000	19,765,400
New York City,
GO (Prerefunded)	5.75	3/1/13	5,505,000 [a]	6,316,437
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	5,060,000	5,042,290
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	8,950,000	9,064,918
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,010,000	1,033,654
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,362,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	4,744,550
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	5,891,145
North Carolina—.8%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/26	12,000,000	12,450,960
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	975,000	990,746
Oregon—.3%
Oregon Department of
Administrative Services, Lottery
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/26	5,000,000	5,423,400
Pennsylvania—.8%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	14,250,000	14,745,473
South Carolina—1.1%
Greenville County School District,
Installment Purchase
Revenue (Building Equity
Sooner for Tomorrow)	5.00	12/1/23	15,000,000	15,908,700
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000 [a]	4,592,640
Tennessee—1.9%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,309,132
Tennessee Energy
Acquisition Corporation,
Gas Project Revenue	5.00	2/1/25	10,000,000	9,712,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Tennessee Energy Acquisition
Corporation, Gas Project Revenue	5.00	2/1/27	14,485,000	13,893,288
Texas—10.6%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000	10,840,100
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	7,000,000 [e]	4,756,220
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	6.75	10/1/38	5,790,000	3,284,493
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/14	15,070,000	16,008,107
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/15	10,000,000	10,541,900
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	5,866,173
Harris County Cultural Education
Facilities Finance Corporation, HR
(Texas Children’s Hospital Project)	5.25	10/1/29	4,000,000	4,177,600
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	7,883,470
Houston,
Airport System Special
Facilities Revenue (Continental
Airlines, Inc. Terminal E Project)	7.00	7/1/29	2,750,000	2,681,498
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,445,085

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000 [a]	2,688,373
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,774,700
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	16,104,150
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,175,900
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/38	4,900,000	5,121,774
San Antonio,
Water System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	5/15/20	2,400,000	2,629,296
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	11,070,335
Texas Transportation Commission,
GO Mobility Fund Bonds	5.00	4/1/37	8,845,000	9,173,326
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/26	20,000,000	21,772,000
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,167,520
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,520,575
Utah—.6%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.25	7/1/22	11,000,000	11,582,230

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia—2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,751,835
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/15	10,000,000 [a]	11,229,200
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,120,812
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,432,655
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	15,037,688
Washington—5.0%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	11,258,399
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000	10,980,591
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	7,000,000	7,459,480
King County,
Sewer Revenue	5.25	1/1/42	15,000,000	15,829,500
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	3/1/13	11,585,000	12,133,781
Seattle,
Municipal Light and Power
Improvement Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	3/1/16	15,400,000	16,121,490

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington,
GO (Various Purpose)	5.00	2/1/28	15,000,000		16,276,650
West Virginia—.9%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	9,500,000		9,137,860
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[a]	3,358,134
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,798,386
Wisconsin—2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	25,000,000	[a]	28,365,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000		9,585,446
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		4,964,550
U.S. Related—3.0%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	10,000,000		10,294,500
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,126,000
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds (Prerefunded)	5.50	10/1/10	7,000,000	[a]	7,293,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[b]	3,696,498
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,005,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,371,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		12,073,505
Total Long-Term Municipal Investments
(cost $1,719,095,164)					1,776,161,824

Short-Term Municipal
Investments—.4%
California—.2%
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and
288) (LOC; Bank of America)	0.11	3/1/10	2,800,000	[f]	2,800,000
Massachusetts—.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	0.09	3/1/10	3,660,000	[f]	3,660,000
Total Short-Term Municipal Investments
(cost $6,460,000)					6,460,000

Total Investments (cost $1,725,555,164)			99.7%		1,782,621,824
Cash and Receivables (Net)			.3%		5,625,538
Net Assets			100.0%		1,788,247,362

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Collateral for floating rate borrowings.
e

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities had a total market value of $31,757,095 or 1.8% of net assets.

f	Variable rate demand note—rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	37.9
AA		Aa		AA	26.3
A		A		A	18.2
BBB		Baa		BBB	11.2
BB		Ba		BB	2.0
B		B		B	1.2
CCC		Caa		CCC	.2
F1		MIG1/P1		SP1/A1	.4
Not Rated[g]		Not Rated[g]		Not Rated[g]	2.6
					100.0

† Based on total investments. g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,725,555,164	1,782,621,824
Cash		992,984
Interest receivable		23,677,236
Receivable for investment securities sold		5,406,600
Receivable for shares of Common Stock subscribed		90,723
Prepaid expenses		40,602
		1,812,829,969
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		938,399
Payable for floating rate notes issued—Note 4		12,500,000
Payable for investment securities purchased		10,141,200
Payable for shares of Common Stock redeemed		820,000
Interest and expense payable related
to floating rate notes issued—Note 4		42,805
Interest payable—Note 2		61
Accrued expenses		140,142
		24,582,607
Net Assets ($)		1,788,247,362
Composition of Net Assets ($):
Paid-in capital		1,893,768,057
Accumulated undistributed investment income—net		613,117
Accumulated net realized gain (loss) on investments		(163,200,472)
Accumulated net unrealized appreciation
(depreciation) on investments		57,066,660
Net Assets ($)		1,788,247,362
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		158,705,173
Net Asset Value, offering and redemption price per share ($)		11.27

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2010 (Unaudited)

Investment Income ($):
Interest Income	45,608,837
Expenses:
Management fee—Note 3(a)	5,312,196
Shareholder servicing costs—Note 3(b)	953,882
Directors’ fees and expenses—Note 3(c)	68,058
Interest and expense related to floating rate notes issued—Note 4	53,631
Custodian fees—Note 3(b)	51,964
Professional fees	39,753
Prospectus and shareholders’ reports	22,150
Registration fees	21,331
Loan commitment fees—Note 2	8,800
Interest expense—Note 2	322
Miscellaneous	30,713
Total Expenses	6,562,800
Less—reduction in fees due to earnings credits—Note 1(b)	(25,981)
Net Expenses	6,536,819
Investment Income—Net	39,072,018
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	844,617
Net unrealized appreciation (depreciation) on investments	39,445,699
Net Realized and Unrealized Gain (Loss) on Investments	40,290,316
Net Increase in Net Assets Resulting from Operations	79,362,334

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009
Operations ($):
Investment income—net	39,072,018	83,003,390
Net realized gain (loss) on investments	844,617	(48,431,993)
Net unrealized appreciation
(depreciation) on investments	39,445,699	16,308,513
Net Increase (Decrease) in Net Assets
Resulting from Operations	79,362,334	50,879,910
Dividends to Shareholders from ($):
Investment income—net	(38,458,901)	(83,271,294)
Capital Stock Transactions ($):
Net proceeds from shares sold	45,089,729	57,914,951
Dividends reinvested	26,518,033	56,866,664
Cost of shares redeemed	(81,254,460)	(169,264,926)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,646,698)	(54,483,311)
Total Increase (Decrease) in Net Assets	31,256,735	(86,874,695)
Net Assets ($):
Beginning of Period	1,756,990,627	1,843,865,322
End of Period	1,788,247,362	1,756,990,627
Undistributed investment income—net	613,117	—
Capital Share Transactions (Shares):
Shares sold	4,019,179	5,467,459
Shares issued for dividends reinvested	2,361,271	5,404,734
Shares redeemed	(7,245,729)	(16,110,167)
Net Increase (Decrease) in Shares Outstanding	(865,279)	(5,237,974)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2010			Year Ended August 31,
(Unaudited)		2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.01	11.19	11.50	11.86	12.01	11.84
Investment Operations:
Investment income—net[a]	.25	.52	.52	.51	.51	.52
Net realized and unrealized
gain (loss) on investments	.25	(.18)	(.31)	(.36)	(.15)	.17
Total from
Investment Operations	.50	.34	.21	.15	.36	.69
Distributions:
Dividends from
investment income—net	(.24)	(.52)	(.52)	(.51)	(.51)	(.52)
Net asset value,
end of period	11.27	11.01	11.19	11.50	11.86	12.01
Total Return (%)	4.49	3.44	1.74	1.21	3.14	5.94
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.74	.76	.80	.89	.86	.81
Ratio of net expenses
to average net assets	.74[b]	.76[b]	.80[b]	.89[b]	.86[b]	.77
Ratio of interest and
expense related to
floating rate notes issued
to average net assets	.00[c]	.03	.08	.16	.14	.09
Ratio of net investment
income to average
net assets	4.41	4.91	4.56	4.31	4.35	4.36
Portfolio Turnover Rate	9.82	23.28	37.04	40.26	36.31	29.74
Net Assets,
end of period
($ x 1,000)	1,788,247	1,756,991	1,843,865	1,957,630	1,984,322	2,085,236

a Based on average shares outstanding at each month end. b Expense waivers and/or reimbursements amounted to less than .01%. c Amount represents less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,782,621,824	—	1,782,621,824

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $115,881,048 available to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied, $11,793,725 of the car-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ryover expires in fiscal 2010, $34,182,166 expires in fiscal 2011, $49,698,815 expires in fiscal 2012, $6,826,077 expires in fiscal 2016 and $13,380,265 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2009 was as follows: tax exempt income $83,270,626 and ordinary income $668. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2010 was approximately $46,400, with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2010, the fund was charged $465,403 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2010, the fund was charged $252,130 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2010, the fund was charged $25,981 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2010, the fund was charged $51,964 pursuant to the custody agreement.

During the period ended February 28, 2010, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $820,990, custodian fees $25,285, chief compliance officer fees $6,124 and transfer agency per account fees $86,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2010, amounted to $171,712,108 and $179,276,259, respectively.

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Company.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common Officers, complies with Rule 17a-7 of the Act. During the period ended February 28, 2010, the fund engaged in purchases that amounted to $1,847,643 and sales that amounted to $0 of securities pursuant to the Rule 17a-7 of the Act.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2010, was approximately $12,500,000, with a related weighted average annualized interest rate of .87%.

At February 28, 2010, accumulated net unrealized appreciation on investments was $57,066,660, consisting of $100,275,460 gross unrealized appreciation and $43,208,800 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended September 30, 2009, as well as comparisons of total return performance for various periods ended September 30, 2009 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total return to the fund’s Lipper category average return for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2009. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio approximated the Expense Group median and was lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved fourth quartile total return rankings (the first quartile being the highest ranking group) in the Performance Group, and second or third quartile total return rankings in the Performance Universe, for each reported time period up to 10 years.The Board received a pre-

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

sentation from the fund’s co-primary portfolio managers regarding the main factors that contributed to the fund’s performance over the past year. During this discussion, it was noted from materials separately provided to the Board members that the fund achieved second quartile total return rankings for the 3-month and year-to-date periods ended September 30, 2009.

On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 annual periods was variously higher and lower than the Performance Group median for each annual period, and higher than the Performance Universe median for each annual period.

The Board noted the manager’s investment decision-making process and strategy over the past year, as well as the co-managers’ experience and long-term track record in managing municipal bond funds. The Board also noted the fund’s better relative total return results in its Performance Universe and that the fund’s total return was higher than its Lipper category average return for 5 of the past 10 calendar years (lower in the other 5 years).The Board also noted the fund’s generally strong yield performance results.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted

that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund’s was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above,the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

  The Board noted the fund’s generally strong yield performance and more competitive total return performance within the Performance Universe, recent short-term total return results, the co-portfolio managers’ presentation regarding current investment strategy and recent performance, and the co-managers’ overall experience and expertise in managing municipal bond funds.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement for a shorter six-month period, through May 31, 2010, was in the best interests of the fund and its shareholders, noting that the six-month re-approval period offered the Board the opportunity to further assess the fund’s current portfolio strategy and the impact on relative total return performance.

The Fund 43

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	April 22, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6